Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Fair Value of Financial Instruments	The carrying amounts and fair value of bonds payable as of December 31, 2023 and 2024 were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2023	$45,009,486		$44,907,012
December 31, 2024	32,976,164	$1,005,678	33,636,945	$1,025,829

Summary of Financial Assets Measured at Level 3 Fair Value
For the year ended D
ece
mber 31, 2022

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,300,899	$-	$841,231	$7,168,920	$10,311,050
Recognized in profit or loss	100,134	605	-	-	100,739

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	$-	$-	$(366,862)	$(16,746)	$(383,608)
Effects of foreign currency exchange	195,415	-	5,558	-	200,973
Net increase (decrease) in trade receivables	-	4,330,075	-	(674,112)	3,655,963
Trade receivables factored	-	(4,330,075)	-	(15,636)	(4,345,711)
Purchases	338,016	14,325	20,000	-	372,341
Disposals	(268,200)	(14,930)	(63,051)	-	(346,181)

Balance at December 31	$2,666,264	$-	$436,876	$6,462,426	$9,565,566

For the year ended December 31, 2023

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,666,264	$-	$-	$436,876	$6,462,426	$9,565,566
Recognized in profit or loss	(83,239)	-	(113)	-	-	(83,352)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	-	-	-	215,914	(16,807)	199,107
Effects of foreign currency exchange	5,053	-	-	1,605	-	6,658
Net increase in trade receivables	-	5,778,078	-	-	234,772	6,012,850
Trade receivables factored	-	(5,778,078)	-	-	-	(5,778,078)
Purchases	637,767	-	61,523	184,484	-	883,774
Disposal of subsidiaries (Note 30)	-	-	-	(29,572)	-	(29,572)
Disposals	(681,870)	-	-	(188,476)	-	(870,346)

Balance at December 31	$2,543,975	$-	$61,410	$620,831	$6,680,391	$9,906,607

For the year ended December 31, 2024

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,543,975	$-	$61,410	$620,831	$6,680,391	$9,906,607
Recognized in profit or loss	(352,120)	-	8,300	-	-	(343,820)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	-	-	-	(9,397)	(17,146)	(26,543)
Effects of foreign currency exchange	137,556	-	2,270	336,580	-	476,406
Net increase in trade receivables	-	1,167,287	-	-	895,023	2,062,310
Trade receivables factored	-	(1,167,287)	-	-	-	(1,167,287)
Transferred out of Level 3	-	-	-	(53,360)	-	(53,360)
Purchases	177,813	-	363,225	12,150,760	-	12,691,798
Disposals	(140,358)	-	-	(184,455)	-	(324,813)

Balance at December 31	$2,366,866	$-	$435,205	$12,860,959	$7,558,268	$23,221,298

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1	$77,584	$-	$1,873	$18,933	$203,733	$302,123
Recognized in profit or loss	(10,739)	-	253	-	-	(10,486)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	-	-	-	(287)	(523)	(810)
Effects of foreign currency exchange	4,195	-	69	10,265	-	14,529
Net increase in trade receivables	-	35,599	-	-	27,295	62,894
Trade receivables factored	-	(35,599)	-	-	-	(35,599)
Transferred out of Level 3	-	-	-	(1,627)	-	(1,627)
Purchases	5,423	-	11,077	370,563	-	387,063
Disposals	(4,280)	-	-	(5,625)	-	(9,905)

Balance at December 31	$72,183	$-	$13,272	$392,222	$230,505	$708,182

Summary of Categories of Financial Instruments
c.	Categories of financial instruments

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$6,628,690	$10,832,042	$330,346
Measured at amortized cost (Note 1)	183,248,314	191,953,553	5,854,028
FVTOCI
Equity instruments	620,831	12,933,733	394,441
Debt instruments	1,042,906	1,025,760	31,283
Trade receivables	5,637,485	6,532,508	199,222

Financial liabilities

FVTPL
Held for trading	1,302,342	243,752	7,433
Contingent considerations	-	589,117	17,966
Financial liabilities for hedging	12,516,971	12,456,104	379,875
Measured at amortized cost (Note 2)	295,416,495	344,543,769	10,507,587

Note 1:	The balances included cash and cash equivalents, trade receivables measured at amortized cost, other receivables and other financial assets.

Note 2:
The balances included short-term borrowings, short-term bills payable, trade and other payables, bonds payable, long-term borrowings and deposits received (under the line items of other current liabilities and other non-current liabilities).

Summary of Detailed Information About Hedged
December 31, 2023

Hedging Instrument/ Hedged Items	Line item in Balance sheet	Carrying Amount
		Asset	Liability
		NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$-	$3,271,312
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	-	9,245,659

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$7,493	$(7,493)	$-	$-	$2,011,050	$80,029
Hedge of net investment in foreign operation	312,029	(312,029)	360,976	-	-	-

Summary of Detailed Information About Hedged Items
December 31, 2024

Hedging Instrument/ Hedged Items	Line item in Balance sheet	Carrying Amount
		Asset		Liability
		NT$	US$ (Note 4)	NT$	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$ -	$ -	$ 3,515,265	$ 107,205
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	-	-	8,940,839	272,670

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$ (243,954)	$ 243,954	$ -	$ -	$ 2,834,608	$ 323,983
Hedge of net investment in foreign operation	(562,598)	562,598	923,574	-	-	-

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$ (7,440)	$ 7,440	$ -	$ -	$ 86,447	$ 9,881
Hedge of net investment in foreign operation	(17,158)	17,158	28,166	-	-	-

Summary of Interest Rate Risk
The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Fair value interest rate risk
Financial assets	$17,007,765	$36,812,408	$1,122,672
Financial liabilities	84,315,866	72,579,608	2,213,468

Cash flow interest rate risk
Financial assets	51,158,406	46,378,904	1,414,422
Financial liabilities	117,160,631	151,248,418	4,612,639

Summary of Maturity Analysis for Non-derivative Financial Liabilities
December 31, 2023
(Retrospectively Adjusted)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$52,472,703	$33,530,541	$13,672,318	$4,478,467	$83,594
Obligation under leases	123,436	219,960	884,309	2,867,502	5,505,095
Floating interest rate liabilities	19,534,908	9,967,914	9,505,587	78,388,027	8,785,084
Fixed interest rate liabilities	12,370,288	22,921,637	11,235,729	21,095,740	-

	$84,501,335	$66,640,052	$35,297,943	$106,829,736	$14,373,773

December 31, 2024

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$66,577,698	$39,954,390	$18,126,780	$4,707,506	$1,177,870
Obligation under leases	167,887	185,848	801,002	2,676,514	5,572,038
Floating interest rate liabilities	9,865,888	15,650,230	13,152,601	115,539,867	7,894,775
Fixed interest rate liabilities	5,163,326	11,011,781	16,702,747	23,210,093	-

	$81,774,799	$66,802,249	$48,783,130	$146,133,980	$14,644,683

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Non-derivative financial liabilities

Non-interest bearing	$2,030,427	$1,218,493	$552,814	$143,565	$35,922
Obligation under leases	5,120	5,668	24,428	81,626	169,931
Floating interest rate liabilities	300,881	477,287	401,116	3,523,631	240,768
Fixed interest rate liabilities	157,466	335,827	509,386	707,841	-

	$2,493,894	$2,037,275	$1,487,744	$4,456,663	$446,621

Summary of Maturity Analysis for Derivative Financial Instruments

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2023

Net settled
Forward exchange contracts	$(44,550)	$5,585	$-

Gross settled
Forward exchange contracts
Inflows	$13,971,393	$347,468	$143,726
Outflows	(13,854,585)	(338,670)	(133,330)

	116,808	8,798	10,396

Swap contracts
Inflows	22,388,255	19,166,073	66,015,750
Outflows	(22,021,077)	(18,547,076)	(64,821,453)

	367,178	618,997	1,194,297

	$483,986	$627,795	$1,204,693

December 31, 2024

Net settled
Forward exchange contracts	$10,872	$11,550	$-

Gross settled
Forward exchange contracts
Inflows	$10,395,219	$3,866,536	$332,003
Outflows	(10,278,376)	(3,831,303)	(319,540)

	116,843	35,233	12,463

Swap contracts
Inflows	13,901,338	31,704,116	84,978,720
Outflows	(13,702,851)	(30,131,740)	(80,905,026)

	198,487	1,572,376	4,073,694

	$315,330	$1,607,609	$4,086,157

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2024

Net settled
Forward exchange contracts	$332	$352	$-

Gross settled
Forward exchange contracts
Inflows	$317,024	$117,918	$10,125
Outflows	(313,461)	(116,844)	(9,745)

	3,563	1,074	380

Swap contracts
Inflows	423,951	966,884	2,591,605
Outflows	(417,897)	(918,931)	(2,467,369)

	6,054	47,953	124,236

	$9,617	$49,027	$124,616

Summary of Disclosure of Detailed Information about Maturity Analysis of Obligation under Leases
Further information for maturity analysis of obligation under leases was as follows:

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,154,737	$2,676,514	$1,964,781	$951,983	$917,034	$1,738,240

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$35,216	$81,626	$59,920	$29,033	$27,967	$53,011

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
1)	Fair value hierarchy

	$	$	$	$
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2023

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$-	$1,453,868	$-	$1,453,868
Forward exchange contracts	-	161,924	-	161,924
Non-derivative financial assets
Quoted shares	2,099,844	-	-	2,099,844
Private-placement funds	-	-	1,796,015	1,796,015
Unquoted shares	-	-	747,960	747,960
Open-end mutual funds	307,669	-	-	307,669
Hybrid financial assets Convertible notes	-	-	61,410	61,410

	$2,407,513	$1,615,792	$2,605,385	$6,628,690

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$-	$-	$607,528	$607,528
Unquoted preferred shares	-	-	13,303	13,303
Investments in debt instruments
Unsecured cumulative subordinate corporate bonds	-	-	1,042,906	1,042,906
Trade receivables, net	-	-	5,637,485	5,637,485

	$-	$-	$7,301,222	$7,301,222

Financial liabilities at FVTPL
Derivative fina ncia l liabilities
Swap contracts	$-	$1,183,469	$-	$1,183,469
Forward exchange contracts	-	118,873	-	118,873

	$-	$1,302,342	$-	$1,302,342

	$	$	$	$
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2024

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$-	$4,282,512	$-	$4,282,512

Forward exchange contracts	-	258,362	-	258,362
Non-derivative financial assets
Quoted shares	2,898,751	-	-	2,898,751
Private-placement funds	-	-	1,503,382	1,503,382
Unquoted shares	-	-	863,484	863,484
Open-end mutual funds	590,346	-	-	590,346
Hybrid financial assets
Convertible notes	-	-	360,635	360,635
Preferred shares with warrants	-	-	65,570	65,570
Documentary investment agreement	-	-	9,000	9,000

	$3,489,097	$4,540,874	$2,802,071	$10,832,042

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$-	$-	$12,846,151	$12,846,151
TIB quoted ordinary shares	72,774	-	-	72,774
Unquoted preferred shares	-	-	14,808	14,808
Investments in debt instruments
Unsecured cumulative subordinate corporate bonds	-	-	1,025,760	1,025,760
Trade receivables, net	-	-	6,532,508	6,532,508

	$72,774	$-	$20,419,227	$20,492,001

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$179,967	$-	$179,967
Forward exchange contracts	-	63,785	-	63,785
Contingent consideration	-	-	589,117	589,117

	$-	$243,752	$589,117	$832,869

	$	$	$	$
	Level 1	Level 2	Level 3	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2024

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$-	$130,604	$-	$130,604
Forward exchange contracts	-	7,879	-	7,879

Non-derivative financial assets
Quoted shares	88,404	-	-	88,404
Private-placement funds	-	-	45,849	45,849
Unquoted shares	-	-	26,334	26,334
Open-end mutual funds	18,004	-	-	18,004
Hybrid financial assets
Convertible notes	-	-	10,998	10,998
Preferred shares with warrants	-	-	2,000	2,000
Documentary investment agreement	-	-	274	274

	$106,408	$138,483	$85,455	$330,346

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$-	$-	$391,770	$391,770
TIB quoted ordinary shares	2,219	-	-	2,219
Unquoted preferred shares	-	-	452	452
Investments in debt instruments
Unsecured cumulative subordinate corporate bonds	-	-	31,283	31,283
Trade receivables, net	-	-	199,222	199,222

	$2,219	$-	$622,727	$624,946

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$5,488	$-	$5,488
Forward exchange contracts	-	1,945	-	1,945
Contingent considerations	-	-	17,966	17,966

	$-	$7,433	$17,966	$25,399